Summary of Significant Accounting Policies - Stock-based compensation (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		17,130,123		24,558,325
Stock compensation expense		$ 1,082	$ 62	$ 662	$ 264
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		6,756,653
Stock compensation expense		$ 203	$ 62	$ 100
Stock options | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,481,982			1,481,982
Stock compensation expense				$ 100